Subsequent Events - Summary of Major Class Of Assets Acquired And Liabilities Assumed In Business Combination (Detail) - Major business combination [member] R$ in Millions	Jan. 03, 2020 BRL (R$)
(-) Fair value of acquired assets:
Cash and cash equivalent	R$ 2,636
Accounts receivable	1,135
Inventories	1,942
Other current assets	1,055
Assets held for sale	185
Property, plant and equipment	2,884
Income tax and deferred social contribution	667
Assets of right of use	580
Other non-current assets	475
Judicial deposits	284
Recoverable taxes	516
Employee benefit plan	553
Intangible	5,709
(+) Fair value of liabilities assumed:
Current Liabilities	6,094
Provision for contingencies	651
Long-term debt	7,082
Leasing	586
Deferred taxes	672
Other liabilities	809
(-) Net Assets	2,727
Non-controlling interest	28
Estimated preliminary goodwill	10,667
Avon [member]
Disclosure of detailed information about business combination [line items]
Total estimated consideration to be transferred	R$ 13,366